CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Oct. 31, 2013	Jul. 31, 2013	Jul. 31, 2012	Sep. 30, 2013 Inventergy Inc [Member]	Sep. 30, 2013 Redeemable Convertible Preferred Stock [Member] Inventergy Inc [Member]
Trade accounts receivable, allowance	$ 286,000	$ 285,000	$ 555,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001		$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Preferred Stock Shares Designated					6,176,748
Preferred stock, shares issued	0	0	0		6,176,748
Preferred stock, shares outstanding	0	0	0		6,176,748
Temporary Equity, Liquidation Preference					$ 4,700,001
Treasury stock, shares	139,084	139,084	139,404
Common stock, par value	$ 0.005	$ 0.005	$ 0.005	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000	125,000,000
Common stock, shares issued	3,030,697	3,016,758	3,016,758	11,190,927
Common Stock, Shares, Outstanding				11,190,927